Pledged assets and contingent liabilities (Details) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Collateral provided
Cash collateral under the security agreements for derivative contracts	kr 10,691	kr 10,417
Contingent liabilities
Guarantee commitments	4,802	4,767
Commitments
Committed undisbursed loans	kr 75,369	53,871
Binding offers		kr 1,510